General information and significant accounting policies - Company (Details)			6 Months Ended
		Jan. 01, 2018 USD ($)	Jun. 30, 2018 USD ($) item	Dec. 31, 2017 item
Fleet disclosures
Number vessels operating in the spot market				2
Cumulative effect impact of the adoption of new accounting policy | $	[1]		$ 4,000
Increase (decrease) due to application of IFRS 15
Fleet disclosures
Cumulative effect impact of the adoption of new accounting policy | $		$ 3,888
Owned or financed lease product tankers
Fleet disclosures
Number of vessels			109
Owned or financed lease product tankers | Handymax
Fleet disclosures
Number of vessels			14
Owned or financed lease product tankers | MR
Fleet disclosures
Number of vessels			45
Owned or financed lease product tankers | LR1
Fleet disclosures
Number of vessels			12
Owned or financed lease product tankers | LR2
Fleet disclosures
Number of vessels			38
Time or bareboat chartered-in product tankers
Fleet disclosures
Number of vessels			17
Time or bareboat chartered-in product tankers | Handymax
Fleet disclosures
Number of vessels			7
Time or bareboat chartered-in product tankers | MR
Fleet disclosures
Number of vessels			8
Time or bareboat chartered-in product tankers | LR2
Fleet disclosures
Number of vessels			2

[1]	Reflects the impact of the adoption of IFRS 15, Revenue from Contracts with Customers, which is effective for annual periods beginning on January 1, 2018. Refer to Note 1 for further discussion.